Income Taxes - Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits at beginning of year	$ 1,430	$ 1,231
Gross increases – tax positions in prior period	0	100
Gross decreases – tax positions in prior period	459	0
Gross increases – current period tax positions	0	99
Gross decreases – current period tax positions	0	0
Settlements	0	0
Lapse in statute of limitations	0	0
Unrecognized tax benefits at end of year	971	1,430
Southwest Gas Corporation
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits at beginning of year	1,069	903
Gross increases – tax positions in prior period	0	67
Gross decreases – tax positions in prior period	98	0
Gross increases – current period tax positions	0	99
Gross decreases – current period tax positions	0	0
Settlements	0	0
Lapse in statute of limitations	0	0
Unrecognized tax benefits at end of year	$ 971	$ 1,069